Note 1 - Organization and Description of Business	9 Months Ended
Sep. 30, 2015
Notes
Note 1 - Organization and Description of Business

NOTE 1 – Organization and Description of Business

WrapMail, Inc. (“WRAP”) was incorporated in Florida on October 11, 2005.  Effective January 5, 2015 (see Note 4), we acquired 100% ownership of Prosperity Systems, Inc., a New York corporation incorporated on April 2, 2008.  WRAP and its wholly owned subsidiary Prosperity (collectively, the “Company”) provide document, project, marketing and sales management systems to business clients through its website and proprietary software. (The Company has since elected to dissolve Prosperity Systems, Inc.)

Effective December 27, 2010, WRAP effected a 10 for 1 forward stock split of its common stock.  Effective June 4, 2013, WRAP effected a 1 for 10 reverse stock split of its common stock.  The accompanying consolidated financial statements retroactively reflect these stock splits.